Interest-Bearing Deposits (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
NOW		$ 40,090,252	$ 35,533,282
Money market		64,859,044	52,598,431
Savings		40,158,833	36,343,747
Certificates of deposit, $250,000 or more		15,233,383	16,979,039
Other time deposits		79,581,789	76,466,296
Interest-bearing Deposit Liabilities	$ 256,984,003	$ 239,923,301	$ 217,920,795